Expense Example, No Redemption - FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO - FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO - Fidelity Advisor International Capital Appreciation Fund
Dec. 30, 2023 USD ($)
Fidelity Advisor International Capital Appreciation Fund - Class A
Expense Example, No Redemption:
1 Year	$ 677
3 Years	893
5 Years	1,126
10 Years	1,795
Fidelity Advisor International Capital Appreciation Fund - Class C
Expense Example, No Redemption:
1 Year	184
3 Years	569
5 Years	980
10 Years	1,930
Fidelity Advisor International Capital Appreciation Fund - Class M
Expense Example, No Redemption:
1 Year	479
3 Years	751
5 Years	1,043
10 Years	1,874
Fidelity Advisor International Capital Appreciation Fund - Class I
Expense Example, No Redemption:
1 Year	81
3 Years	252
5 Years	439
10 Years	978
Fidelity Advisor International Capital Appreciation Fund - Class Z
Expense Example, No Redemption:
1 Year	68
3 Years	214
5 Years	373
10 Years	$ 835